Expense Example {- Industrials Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Industrials Portfolio - VIP Industrials Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918